Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographic Information (Details) [Line Items]
Revenues	$ 325,674	$ 289,707	$ 269,194
Canada [Member]
Geographic Information (Details) [Line Items]
Revenues	476	649	1,056
UK, Israel and Other European [Member]
Geographic Information (Details) [Line Items]
Revenues	$ 41,051	$ 38,815	$ 47,396
Sales [Member]
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers			10.00%